SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

19. SHAREHOLDERS’ EQUITY

Ordinary shares

Upon completion of the Company’s initial public offering (“IPO”) in May 2014, 224,905,170 Class B ordinary shares were issued upon conversion of all convertible preferred shares. In addition, immediately following the closing of the IPO, the Memorandum and Articles of Association were amended and restated such that the authorized share capital of the Company was reclassified and redesignated into 10,000,000,000 shares comprising of (i) 7,600,000,000 Class A ordinary shares; (ii) 1,400,000,000 Class B ordinary shares; and (iii) 1,000,000,000 reserved shares at par value of US$0.000025 per share. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares. There were 86,330,627 and 691,000,000 Class B ordinary shares transferred to Class A ordinary shares in the year ended December 31, 2014 and 2015, respectively.

As of December 31, 2014, there were 260,045,912 and 1,095,456,652 Class A and Class B ordinary shares outstanding and no preferred shares issued and outstanding. As of December 31, 2015, there were 350,398,737 and 1,035,037,339 Class A and Class B ordinary shares outstanding and no preferred shares issued and outstanding.

Retained earnings

In accordance with the PRC Regulations on Enterprises with Foreign Investment and their articles of association, a foreign invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. Zhuhai Juntian, Conew Network and Chongqing Calendar were established as a foreign invested enterprise and therefore are subject to the above mandated restrictions on distributable profits.

Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. Beijing Security, Beijing Conew, Beike Internet, Beijing Network, Beijing Antutu, Suzhou JDD and Guangzhou Kingsoft were established as domestic invested enterprises and therefore are subject to the above mandated restrictions on distributable profits.

	As of December 31,
	2014	2015
	RMB	RMB	US$
PRC statutory reserve funds	25,762	27,121	4,187
Unreserved retained earnings	116,998	292,235	45,112

Total retained earnings	142,760	319,356	49,299

Under PRC laws and regulations, there are restrictions on the Company’s subsidiaries in the PRC and VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts of net assets restricted included paid-in capital and statutory reserve funds of the Company’s subsidiaries in the PRC and the net assets of the VIEs in which the Company has no legal ownership, which amounted to RMB432,351 and RMB1,027,423 (US$158,607), as of December 31, 2014 and 2015, respectively.

Furthermore, cash transfers from the Company’s subsidiaries in the PRC to its subsidiaries outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the subsidiaries in the PRC and VIEs to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.

Accumulated other comprehensive income

The components of accumulated other comprehensive income is as follows:

	Foreign currency translation adjustment	Unrealized gains on available-for sale investments	Total
	RMB	RMB	RMB

Balance at January 1,2013	(1,603)	—	(1,603)

Other comprehensive income (loss) before reclassification	(6,087)	20,929	14,842

Balance at December 31, 2013	(7,690)	20,929	13,239

Other comprehensive income (loss) before reclassification	(6,960)	(24,125)	(31,085)
Amounts reclassified from accumulated other comprehensive income	—	21,121	21,121
Other comprehensive loss attribute to noncontrolling interests	98	—	98

Balance at December 31, 2014	(14,552)	17,925	3,373

Other comprehensive income (loss) before reclassification	117,977	9,729	127,706
Amounts reclassified from accumulated other comprehensive income	—	(6,814)	(6,814)
Other comprehensive loss attribute to noncontrolling interests	(470)	—	(470)

Balance at December 31, 2015	102,955	20,840	123,795

Balance at December 31, 2015, in US$	15,894	3,217	19,111

There was no tax expense or benefit recognized related to the changes of each component of accumulated other comprehensive income during the years ended December 31, 2014 and 2015.